STATUTORY RESERVES AND RESTRICTED NET ASSETS - Condensed statements of cash flows of the parent company (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Net cash used in operating activities	¥ 8,460,754	$ 1,226,695	¥ 3,595,122	¥ 9,361,949
Net cash provided by (used in) investing activities	(8,472,355)	(1,228,376)	(24,884,074)	(14,977,618)
Net cash provided by (used in) financing activities	(1,154,993)	(167,459)	(1,074,173)	25,406,250
Effect of exchange rate changes on cash and cash equivalents	28,644	4,153	(442,141)	(2,183,682)
Net increase (decrease) in cash and cash equivalents and restricted cash	(1,137,950)	(164,987)	(22,805,266)	17,606,899
Total	26,732,209	3,875,806	49,537,475	31,930,576
Total	25,594,259	$ 3,710,819	26,732,209	49,537,475
Parent
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Net cash used in operating activities	(58,875)		(10,302)	(72,175)
Net cash provided by (used in) investing activities	1,348,740		(3,183,233)	(42,674,498)
Net cash provided by (used in) financing activities	(1,319,793)		7	34,151,607
Effect of exchange rate changes on cash and cash equivalents	(12,489)		(12,822)	(668,623)
Net increase (decrease) in cash and cash equivalents and restricted cash	(42,417)		(3,206,350)	(9,263,689)
Total	55,235		3,261,585	12,525,274
Total	¥ 12,818		¥ 55,235	¥ 3,261,585